Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 2,778	$ 2,841	$ 613
Deferred rent			634
Accrued professional fees	1,008	273	494
Accrued interest		304	59
Deferred revenue	91	138	35
Other	1,464	963	918
Total accrued expenses and other current liabilities	$ 8,545	$ 4,519	$ 2,753